Revenue (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) [Line Items]
Vehicle lease totaled	$ 126,111								$ 306,791
Accounts receivable			$ 1,622,434		$ 1,622,434	$ 1,302,494		$ 1,622,434	794,136
Allowances for doubtful		$ 9,963	$ 9,963		$ 0	9,963		9,963	0
Debt expense								9,963	0
Contract assets								319,480
Revenue recognize						8,000,000		11,100,000
Bad Debt Expens		$ 0		$ 0		0	$ 17,827
Contract assets decreased						$ 37,341
Vehicle Lease [Member]
Revenue (Details) [Line Items]
Vehicle lease totaled	$ 2,270,000							$ 1,513,333	$ 756,667